Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Mar. 12, 2021	Dec. 31, 2020	Dec. 20, 2020	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2021
Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Principal amount				¥ 1,000,000
Interest paid				189,973
Guangdong U Trust [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Payable to non controlling interest non current				1,000,000
Proceeds from non-controlling interests				1,000,000
Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership				¥ 189,973	¥ 149,973
Call Option [Member] | Guangzhou GET Investment [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage				4.00%
Chengxing [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Proceeds from non-controlling interests	¥ 1,000,000
Chengxing [Member] | Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest ownership percentage	1.064%
Chengxing [Member] | Maximum [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage						4.00%
Chengxing [Member] | Minimum [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage						6.00%
Chengxing [Member] | Call Option [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest strike price redeemable stock redemption requirement	¥ 1,000,000
Non controlling interest common stock strike price interest rate payable percentage						4.00%
Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Term of the operating agreement with limited liability partnership				9 years
Payment to acquire interest in limited liability partnership				¥ 6,233	¥ 6,233
Interest rate on limited liability partnership investment				4.00%
Kunpeng Chuangye LLP [Member]
Other Liabilities Noncurrent [Line Items]
Term of the operating agreement with limited liability partnership			9 years	9 years
Kunpeng Chuangye LLP [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership			¥ 200,000
Percentage of investment in limited liability partnership		55.554%
Kunpeng Chuangye LLP [Member] | Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership			10
Percentage of investment in limited liability partnership		0.0028%
Kunpeng Chuangye LLP [Member] | Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership			¥ 160,000	¥ 160,000
Percentage of investment in limited liability partnership		44.4432%
Payable to non controlling interest non current				¥ 160,000		¥ 160,000
Interest rate on limited liability partnership investment						4.00%